Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,594,000.00
Previously Paid Amount	0.00
Total Fee Amount	358.23
Total Offset Amount	0.00
Net Fee	358.23
Narrative - Max Aggregate Offering Price	$ 2,594,000.00
Final Prospectus	true